Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Common stocks: 94.64%
Communication services: 2.08%
Diversified telecommunication services: 0.48%
Bandwidth Incorporated Class A †	625	$ 73,931
Cogent Communications Group Incorporated	126	9,526
Consolidated Communications Holdings Incorporated †	5,342	50,001
IDT Corporation Class B †	14,063	405,858
Intelsat SA †	4,485	1,973
Iridium Communications Incorporated †	5,495	209,964
Liberty Latin America Class A †	8,325	118,798
Liberty Latin America Class C †	3,286	47,253
Ooma Incorporated †	5,269	102,271
		1,019,575
Entertainment: 0.25%
Akazoo SA ♦†	5,400	0
Cinemark Holdings Incorporated †	7,677	173,961
Gaia Incorporated †	13,317	154,610
IMAX Corporation †	3,618	78,185
Livexlive Media Incorporated †	16,818	83,081
Marcus Corporation †	1,602	33,818
		523,655
Interactive media & services: 0.44%
Actua Corporation ♦†	9,483	0
CarGurus Incorporated †	6,628	187,042
Cars.com Incorporated †	12,183	177,994
Eventbrite Incorporated Class A †	52	1,056
EverQuote Incorporated Class A †	893	28,156
MediaAlpha Incorporated Class A †	2,615	110,667
QuinStreet Incorporated †	12,851	232,732
TrueCar Incorporated †	7,074	41,807
Yelp Incorporated †	3,922	157,311
		936,765
Media: 0.75%
AMC Networks Incorporated Class A †	6,497	348,759
Cardlytics Incorporated †	329	35,055
Entravision Communications Corporation Class A	2,144	10,012
Fluent Incorporated †	3,005	8,684
Gray Television Incorporated	5,939	138,141
Magnite Incorporated †	3,926	116,602
Meredith Corporation †	5,130	172,778
TechTarget Incorporated †	2,394	168,322
Tegna Incorporated	19,832	384,542
The E.W. Scripps Company Class A	8,467	179,585
WideOpenWest Incorporated †	2,961	49,360
		1,611,840
Wireless telecommunication services: 0.16%
Gogo Incorporated †	17,408	237,097
NII Holdings Incorporated ♦	14,979	32,055
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Wireless telecommunication services (continued)
Shenandoah Telecommunications Company	111	$ 5,538
Spok Holdings Incorporated	5,935	69,261
		343,951
Consumer discretionary: 13.22%
Auto components: 1.18%
Adient plc †	7,420	371,445
American Axle & Manufacturing Holdings Incorporated †	8,063	90,306
Dana Incorporated	12,476	338,474
Dorman Products Incorporated †	897	91,835
Fox Factory Holding Corporation †	1,270	197,460
Gentherm Incorporated †	1,047	75,939
LCI Industries	1,558	232,220
Modine Manufacturing Company †	6,572	115,601
Patrick Industries Incorporated	2,275	194,968
Standard Motor Products Incorporated	75	3,377
Tenneco Incorporated †	21,913	343,596
The Goodyear Tire & Rubber Company †	12,257	243,056
Visteon Corporation †	1,135	138,992
Xpel Incorporated †	988	81,016
		2,518,285
Automobiles: 0.16%
Winnebago Industries Incorporated	4,305	318,398
Workhorse Group Incorporated †	3,020	28,297
		346,695
Distributors: 0.12%
Core Mark Holding Company Incorporated	3,613	165,692
Funko Incorporated Class A †	3,631	95,314
Greenlane Holdings Incorporated †	724	2,809
		263,815
Diversified consumer services: 0.48%
Adtalem Global Education Incorporated †	3,659	133,114
American Public Education Incorporated †	1,012	28,336
Carriage Services Incorporated	3,085	118,341
Houghton Mifflin Harcourt Company †	11,105	110,384
Laureate Education Incorporated Class A †	6,412	93,679
Perdoceo Education Corporation †	22,462	273,812
Strategic Education Incorporated	732	51,855
Stride Incorporated †	3,429	92,172
WW International Incorporated †	3,308	130,004
		1,031,697
Hotels, restaurants & leisure: 4.06%
Bally's Corporation †	520	30,176
Biglari Holdings Incorporated A †	64	52,463
BJ's Restaurants Incorporated †	1,558	86,126
Bloomin' Brands Incorporated †	11,767	347,715
Bluegreen Vacations Holding	888	18,639
Boyd Gaming Corporation †	6,672	429,610
Brinker International Incorporated †	5,426	333,428
Caesars Entertainment Incorporated †	9,518	1,022,709
See accompanying notes to portfolio of investments

2  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Hotels, restaurants & leisure (continued)
Carrols Restaurant Group Incorporated †	2,329	$ 13,764
Churchill Downs Incorporated	1,829	364,940
Chuy's Holding Incorporated †	2,688	111,418
Cracker Barrel Old Country Store Incorporated	1,616	254,876
Dave & Buster's Entertainment Incorporated †	2,204	93,185
Del Taco Restaurants Incorporated	12,389	125,872
Denny’s Corporation †	4,508	79,251
Dine Brands Global Incorporated †	1,119	106,249
El Pollo Loco Holdings Incorporated †	1,304	21,985
Everi Holdings Incorporated †	14,882	308,504
Fiesta Restaurant Group Incorporated †	11,278	153,268
Golden Entertainment Incorporated †	1,631	69,546
Hilton Grand Vacations Incorporated †	3,795	173,545
International Game Technology †	12,160	295,002
Jack In The Box Incorporated	2,521	286,386
Marriott Vacations Worldwide Corporation †	2,292	394,889
Monarch Casino & Resort Incorporated †	1,378	98,334
Noodles & Company †	6,736	86,760
Papa John's International Incorporated	3,827	359,547
Penn National Gaming Incorporated †	10,181	834,537
RCI Hospitality Holdings Incorporated	2,019	156,473
Red Robin Gourmet Burgers Incorporated †	2,690	96,463
Red Rock Resorts Incorporated Class A †	7,168	320,768
Ruth's Chris Steak House Incorporated †	728	17,574
Scientific Games Corporation †	3,843	278,771
SeaWorld Entertainment Incorporated †	1,045	56,879
Shake Shack Incorporated Class A †	1,633	153,469
Texas Roadhouse Incorporated	5,260	529,735
The Cheesecake Factory Incorporated †	3,912	230,104
Wingstop Incorporated	1,933	275,800
		8,668,760
Household durables: 1.79%
Beazer Homes Incorporated †	7,012	166,956
Century Communities Incorporated	4,000	325,520
GoPro Incorporated Class A †	3,444	38,642
Green Brick Partners Incorporated †	5,841	136,329
Hamilton Beach Brand Class A	6,928	174,586
Helen of Troy Limited †	669	140,811
Hooker Furniture Corporation	306	10,970
Installed Building Products	1,082	128,325
iRobot Corporation †	691	67,511
KB Home Incorporated	4,834	226,280
La-Z-Boy Incorporated	2,316	95,489
LGI Homes Incorporated †	1,188	214,802
M/I Homes Incorporated †	3,682	259,655
MDC Holdings Incorporated	4,461	258,515
Meritage Corporation †	2,574	277,143
Skyline Champion Corporation †	1,459	73,898
Sonos Incorporated †	5,018	185,666
Taylor Morrison Home Corporation †	6,826	202,186
TopBuild Corporation †	1,475	292,124
TRI Pointe Homes Incorporated †	10,943	263,945
Tupperware Brands Corporation †	11,159	286,117
		3,825,470
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Internet & direct marketing retail: 0.82%
1-800-Flowers.com Incorporated Class A †	7,671	$ 233,735
CarParts.com Incorporated †	10,113	165,246
Duluth Holdings Incorporated Class B †	4,971	80,033
Groupon Incorporated †	457	21,593
Lands End Incorporated †	5,470	140,087
Liquidity Services Incorporated †	4,027	96,286
Overstock.com Incorporated †	5,349	456,965
PetMed Express Incorporated	2,088	60,343
Shutterstock Incorporated	1,665	151,099
Stamps.com Incorporated †	535	100,409
Stitch Fix Incorporated Class A †	4,186	223,784
Waitr Holdings Incorporated †	6,057	12,296
		1,741,876
Leisure products: 0.58%
Escalade Incorporated	2,500	61,125
Malibu Boats Incorporated Class A †	1,172	91,908
Mastercraft Boat Holdings Incorporated †	2,120	58,851
Nautilus Incorporated †	8,898	160,253
Smith & Wesson Brands Incorporated	5,820	123,733
Sturm, Ruger & Company Incorporated	1,267	100,017
Vista Outdoor Incorporated †	7,354	320,561
YETI Holdings Incorporated †	3,761	329,464
		1,245,912
Multiline retail: 0.41%
Big Lots Stores Incorporated	5,663	345,103
Dillard's Incorporated Class A	1,153	152,092
Macy's Incorporated †	20,995	383,789
		880,984
Specialty retail: 2.71%
Abercrombie & Fitch Company Class A †	1,579	67,423
Academy Sports & Outdoors Corporation †	172	6,283
American Eagle Outfitters Incorporated	5,705	202,128
America's Car-Mart Incorporated †	185	30,412
Asbury Automotive Group Incorporated †	1,511	299,616
At Home Group Incorporated †	2,041	76,619
Boot Barn Holdings Incorporated †	1,462	111,682
Camping World Holdings Incorporated Class A	6,271	278,370
Citi Trends Incorporated †	1,525	127,094
Container Store Group Incorporated †	2,786	37,778
Envela Corporation †	325	1,391
Group 1 Automotive Incorporated	3,010	480,035
GrowGeneration Corporation †	590	26,202
Guess Incorporated	3,016	88,580
Haverty Furniture Companies Incorporated	1,438	66,062
Hibbett Sports Incorporated †	3,542	300,220
Lithia Motors Incorporated Class A	1,606	565,296
Lumber Liquidators Holdings Incorporated †	4,210	95,904
MarineMax Incorporated †	5,175	266,150
Murphy USA Incorporated	1,951	263,014
National Vision Holdings Incorporated †	2,669	132,569
ODP Corporation †	3,723	162,844
Onewater Marine Incorporated Class A †	3,703	182,336
See accompanying notes to portfolio of investments

4  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Specialty retail (continued)
Rent-A-Center Incorporated	6,451	$ 398,736
RH †	743	476,300
Sally Beauty Holdings Incorporated †	2,414	52,649
Shoe Carnival Incorporated	284	19,173
Signet Jewelers Limited †	3,092	187,313
Sleep Number Corporation †	2,327	259,437
Sonic Automotive Incorporated Class A	4,921	237,340
The Buckle Incorporated	3,662	154,243
Urban Outfitters Incorporated †	451	17,661
Winmark Corporation	32	6,266
Zumiez Incorporated †	2,178	95,440
		5,772,566
Textiles, apparel & luxury goods: 0.91%
Crocs Incorporated †	4,875	493,545
Deckers Outdoor Corporation †	1,586	532,008
G-III Apparel Group Limited †	6,300	208,152
Kontoor Brands Incorporated	3,736	239,179
Lakeland Industries Incorporated †	1,444	36,418
Rocky Brands Incorporated	2,015	117,515
Steven Madden Limited	2,138	88,513
Superior Uniform Group Incorporated	4,685	119,608
Vera Bradley Incorporated †	1,429	16,405
Wolverine World Wide Incorporated	2,329	84,915
		1,936,258
Consumer staples: 3.29%
Beverages: 0.36%
Celsius Holdings Incorporated †	3,693	242,039
Coca Cola Bottling Corporation	822	332,844
MGP Ingredients Incorporated	929	64,742
National Beverage Corporation	795	39,694
Newage Incorporated †	6,932	16,429
Primo Water Corporation	3,972	68,755
		764,503
Food & staples retailing: 0.72%
BJ's Wholesale Club Holdings Incorporated †	7,555	338,388
Ingles Markets Incorporated Class A	1,516	93,901
Performance Food Group Company †	8,108	406,454
Pricesmart Incorporated	1,685	148,786
Rite Aid Corporation †	4,874	89,048
SpartanNash Company	2,562	53,725
The Andersons Incorporated	3,280	101,942
United Natural Foods Incorporated †	8,082	306,793
		1,539,037
Food products: 1.36%
B&G Foods Incorporated	4,432	135,619
Calavo Growers Incorporated	1,120	79,744
Cal-Maine Foods Incorporated	944	32,955
Darling Ingredients Incorporated †	12,206	835,623
Dean Foods Company †	6,152	234
Farmer Bros Corporation †	1,155	13,906
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  5

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Food products (continued)
Fresh Del Monte Produce Incorporated	4,023	$ 134,650
Freshpet Incorporated †	1,792	316,861
Hostess Brands Incorporated †	13,507	211,790
J & J Snack Foods Corporation	1,137	199,634
John B. Sanfilippo & Son Incorporated	2,334	217,786
Lancaster Colony Corporation	1,208	225,497
Mission Produce Incorporated †	4,136	84,002
Sanderson Farms Incorporated	1,753	285,301
Seneca Foods Corporation Class A †	1,298	60,020
Vital Farms Incorporated †	3,292	70,087
		2,903,709
Household products: 0.21%
Central Garden & Pet Company †	4,531	248,888
Central Garden & Pet Company Class A †	2,344	118,255
WD-40 Company	351	85,925
		453,068
Personal products: 0.54%
Bellring Brands Incorporated Class A †	1,685	48,326
e.l.f. Beauty Incorporated †	1,187	33,236
Edgewell Personal Care Company	2,847	129,197
Lifevantage Corporation †	22,835	181,995
Medifast Incorporated	1,620	538,245
Natures Sunshine Products Incorporated	1,156	23,686
USANA Health Sciences Incorporated †	1,776	187,794
		1,142,479
Tobacco: 0.10%
Turning Point Brands Incorporated	1,164	49,784
Vector Group Limited	11,510	158,263
		208,047
Energy: 2.63%
Energy equipment & services: 0.80%
Archrock Incorporated	9,775	89,930
Aspen Aerogels Incorporated †	1,495	30,319
Bristow Group Incorporated †	11,031	300,926
Cactus Incorporated Class A	4,755	166,615
ChampionX Corporation †	6,168	163,452
DMC Global Incorporated †	2,759	146,144
Helix Energy Solutions Group Incorporated †	9,406	49,193
Liberty Oilfield Services Class A †	9,362	140,056
National Energy Services Reunited Corporation †	10,913	140,014
Newpark Resources Incorporated †	7,731	25,822
Oceaneering International Incorporated †	11,604	165,589
Oil States International Incorporated †	2,474	15,908
ProPetro Holding Corporation †	13,088	130,095
RPC Incorporated †	890	4,370
US Silica Holdings Incorporated †	12,607	129,348
		1,697,781
Oil, gas & consumable fuels: 1.83%
Adams Resources & Energy Incorporated	5,276	143,085
See accompanying notes to portfolio of investments

6  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Antero Resources Corporation †	20,746	$ 267,831
Arch Resources Incorporated †	2,248	128,293
Bonanza Creek Energy Incorporated †	1,414	60,745
Clean Energy Fuels Corporation †	14,502	114,856
CNX Resources Corporation †	9,636	131,242
Consol Energy Incorporated †	5,699	87,423
Delek US Holdings Incorporated	3,297	73,490
Dorian LPG Limited †	5,841	83,001
Earthstone Energy Incorporated Class A †	1,534	14,742
Falcon Minerals Corporation	7,077	32,979
Goodrich Petroleum Corporation †	644	7,129
Green Plains Renewable Energy Incorporated †	8,288	264,304
Gulfport Energy Corporation ♦†	633,043	31,652
Kosmos Energy Limited †	14,599	46,425
Magnolia Oil & Gas Corporation †	10,072	130,130
Matador Resources Company	8,124	248,919
Ovintiv Incorporated	17,394	463,202
Par Pacific Holdings Incorporated †	5,529	76,964
PBF Energy Incorporated Class A †	2,747	44,337
PDC Energy Incorporated †	5,464	230,690
Penn Virginia Corporation †	8,284	159,716
Range Resources Corporation †	18,790	254,792
Renewable Energy Group Incorporated †	3,131	191,210
Rex American Resources Corporation †	804	77,208
SM Energy Company	10,165	202,284
Southwestern Energy Company †	38,663	199,888
W&T Offshore Incorporated †	2,513	9,399
World Fuel Services Corporation	4,498	138,224
		3,914,160
Financials: 14.78%
Banks: 7.26%
1st Constitution Bancorp	2,331	49,184
1st Source Corporation	1,830	90,530
Allegiance Bancshares Incorporated	830	33,665
Amalgamated Financial Corporation	922	15,001
Ameris Bancorp	4,457	244,868
Atlantic Union Bankshares Corporation	4,876	200,014
Banc of California Incorporated	2,973	52,057
BancFirst Corporation	1,296	89,385
BancorpSouth Bank	6,556	200,482
Bank of Commerce Holdings	2,009	29,633
Bank of N.T. Butterfield & Son Limited	5,633	214,843
Bank7 Corporation	8,592	156,632
BankUnited Incorporated	7,217	344,900
Banner Corporation	1,943	113,724
BCB Bancorp Incorporated	2,577	37,650
Business First Bancshares Incorporated	1,459	35,600
Byline Bancorp Incorporated	1,135	26,196
Cambridge Bancorp	254	21,781
Camden National Corporation	1,844	87,811
Capstar Financial Holdings Class I	1,449	31,719
Cathay General Bancorp	5,483	228,531
Central Valley Community Bancorp	3,272	69,595
City Holding Company	645	51,742
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  7

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Banks (continued)
Civista Bancshares Incorporated	152	$ 3,608
Colony Bankcorp Incorporated	529	9,712
Columbia Banking System Incorporated	3,140	135,522
Community Bank System Incorporated	1,713	138,959
Community Bankers Trust Corporation	13,616	120,365
Community Financial Corporation	357	12,663
Community Trust Bancorp	1,186	52,397
ConnectOne Bancorp Incorporated	4,225	116,990
County Bancorp Incorporated	903	22,485
Customers Bancorp Incorporated †	5,818	220,211
CVB Financial Corporation	3,184	70,621
Dime Community Bank	1,840	63,866
Eagle Bancorp Incorporated	2,734	156,221
Eagle Bancorp Montana Incorporated	7,463	186,650
Enterprise Financial Service	866	42,789
Esquire Financial Holdings Class I †	5,080	125,120
Evans Bancorp Incorporated	822	31,088
Farmers National Banc Corporation	756	13,154
FB Financial Corporation	2,867	119,984
Financial Institutions Incorporated	625	20,081
First Bancorp of North Carolina	1,961	87,010
First Bancorp of Puerto Rico	16,022	204,921
First Bancshares Incorporated	1,771	69,158
First Bank	1,899	26,073
First Busey Corporation	4,246	113,750
First Business Financial Service	2,155	59,069
First Commonwealth Financial Corporation	5,363	81,249
First Financial Bancorp	6,072	154,654
First Financial Bankshares Incorporated	5,827	293,389
First Financial Corporation	491	22,282
First Foundation Incorporated	8,143	204,389
First Guaranty Bancshares Incorporated	1,105	21,780
First Internet Bancorp	2,017	68,417
First Interstate BancSystem Class A	2,836	133,491
First Merchants Corporation	2,358	109,270
First Mid-Illinois Bancshares	1,530	67,167
First Midwest Bancorp Incorporated	2,396	50,148
First Savings Financial Group Incorporated	3,097	223,108
First Western Financial Incorporated †	432	11,988
Flushing Financial Corporation	918	21,454
Fulton Financial Corporation	6,555	113,598
German American Bancorp	987	41,257
Glacier Bancorp Incorporated	4,401	256,358
Great Southern Bancorp Incorporated	825	46,604
Guaranty Bancshares Incorporated	245	9,393
Hancock Holding Company	4,164	206,160
Hanmi Financial Corporation	1,325	27,799
HarborOne Bancorp Incorporated	6,910	102,614
HBT Financial Incorporated	4,922	89,531
Heartland Financial USA Incorporated	2,279	113,380
Hilltop Holdings Incorporated	10,281	381,939
Home BancShares Incorporated	10,885	297,814
Hope Bancorp Incorporated	8,657	132,452
Horizon Bancorp Indiana	6,025	111,463
Independent Bank Corporation	4,414	102,846
Independent Bank Corporation	647	52,802
See accompanying notes to portfolio of investments

8  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Banks (continued)
Independent Bank Group Incorporated	4,154	$ 327,128
International Bancshares Corporation	989	45,890
Investar Holding Corporation	3,578	80,791
Investors Bancorp Incorporated	19,090	284,059
Lakeland Bancorp Incorporated	1,858	35,321
Lakeland Financial Corporation	2,007	123,852
LCNB Corporation	3,014	53,167
Limestone Bancorp Incorporated †	5,456	86,805
Live Oak Bancshares Incorporated	839	50,827
Macatawa Bank Corporation	153	1,469
MainStreet Bancshares Incorporated †	294	6,295
Meridian Corporation	7,734	209,359
Metrocity Bankshares Incorporated	5,654	97,305
Metropolitan Bank Holding Corporation †	1,829	116,708
Mid Penn Bancorp Incorporated	132	3,722
Middlefield Banc Corporation	5,740	137,760
MVB Financial Corporation	2,656	113,863
National Bank Holdings Corporation Class A	4,596	182,002
NBT Bancorp Incorporated	1,325	51,662
Nicolet Bankshares Incorporated †	519	41,157
Northeast Bank	12,147	356,636
Northrim BanCorp Incorporated	1,593	69,375
OFG Bancorp	5,560	133,996
Old National Bancorp	10,909	207,816
Old Second Bancorp Incorporated	5,718	79,251
Origin Bancorp Incorporated	365	16,115
Orrstown Financial Services Incorporated	3,689	93,110
Pacific Premier Bancorp Incorporated	1,760	80,907
Park National Corporation	1,163	147,143
PCB Bancorp	2,167	34,780
Peoples Bancorp Incorporated	186	6,041
Preferred Bank	1,462	99,840
Primis Financial Corporation	418	6,157
QCR Holdings Incorporated	2,623	125,406
RBB Bancorp	2,795	68,198
Reliant Bancorp Incorporated	1,800	53,370
Renasant Corporation	2,878	127,265
Republic Bancorp Incorporated Class A	1,661	77,153
Salisbury Bancorp Incorporated	2,685	124,879
Sandy Spring Bancorp Incorporated	3,031	140,820
SB Financial Group Incorporated	473	9,365
Seacoast Banking Corporation †	2,231	82,703
ServisFirst Bancshares Incorporated	2,359	163,856
Shore Bancshares Incorporated	1,408	24,204
Sierra Bancorp	1,209	33,513
Silvergate Capital Corporation Class A †	1,137	126,662
Simmons First National Corporation Class A	7,477	228,049
South State Corporation	1,194	106,039
Southern First Bancshares †	68	3,633
Southside Bancshares Incorporated	356	15,251
Spirit of Texas Bancshares Incorporated	2,740	63,239
Stock Yards Bancorp Incorporated	954	51,268
Texas Capital Bancshares Incorporated †	2,805	193,208
The Bancorp Incorporated †	10,832	262,568
Towne Bank	3,852	123,380
TriCo Bancshares	376	18,029
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  9

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Banks (continued)
Triumph Bancorp Incorporated †	1,727	$ 144,636
Trustmark Corporation	3,451	115,781
UMB Financial Corporation	2,423	234,328
United Bankshares Incorporated	5,250	216,248
United Community Bank	4,331	149,766
Unity Bancorp Incorporated	6,484	157,172
Univest Corporation of Pennsylvania	757	22,074
Valley National Bancorp	24,507	350,940
Veritex Holdings Incorporated	4,268	149,935
Washington Trust Bancorp	1,086	59,719
WesBanco Incorporated	1,444	56,200
West Bancorporation	1,699	47,436
		15,503,408
Capital markets: 1.44%
Artisan Partners Asset Management Incorporated Class A	5,559	283,954
BGC Partners Incorporated Class A	22,778	134,390
BrightSphere Investment Group Incorporated	4,415	98,322
Cohen & Steers Incorporated	493	36,053
Cowen Incorporated Class A	5,549	218,242
Donnelley Financial Solutions †	4,107	122,430
Federated Investors Incorporated Class B	6,717	213,601
Focus Financial Partners Class A †	2,145	108,730
Gamco Investors Incorporated Class A	6,063	155,273
Hamilton Lane Incorporated Class A	324	29,280
Houlihan Lokey Incorporated	1,642	122,969
Moelis Company Class A	3,211	172,399
Piper Jaffray Companies Incorporated	517	65,897
PJT Partners Incorporated Class A	1,864	135,736
Pzena Investment Management Class A	10,634	123,354
Sculptor Capital Management Incorporated	8,942	233,654
Silvercrest Asset Management Group Incorporated Class A	4,996	79,536
Stepstone Group Incorporated Class A	2,517	79,789
Stifel Financial Corporation	5,172	358,316
Stonex Group Incorporated †	1,106	74,876
Virtus Investment Partners Incorporated	840	236,233
		3,083,034
Consumer finance: 0.64%
Curo Group Holdings Corporation	7,063	116,610
Encore Capital Group Incorporated †	2,229	103,180
Enova International Incorporated †	4,360	165,113
Navient Corporation	11,596	211,859
Nelnet Incorporated Class A	2,177	164,407
PRA Group Incorporated †	455	17,713
PROG Holdings Incorporated	9,012	475,113
Regional Management Corporation	1,445	67,539
World Acceptance Corporation †	298	47,862
		1,369,396
Diversified financial services: 0.19%
A-Mark Precious Metals Incorporated	5,682	302,964
Banco Latinoamericano de Comercio Exterior SA	3,215	49,093
Cannae Holdings Incorporated †	1,316	47,179
		399,236
See accompanying notes to portfolio of investments

10  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Insurance: 1.76%
American Equity Investment Life Holding Company	6,334	$ 193,187
Amerisafe Incorporated	1,219	79,881
Argo Group International Holdings Limited	1,094	58,682
CNO Financial Group Incorporated	17,520	465,331
Crawford & Company Class A	5,799	56,076
Donegal Group Incorporated Class A	722	11,039
Employers Holdings Incorporated	782	33,000
Enstar Group Limited †	954	242,211
Genworth Financial Incorporated Class A †	78,612	330,170
Goosehead Insurance Incorporated Class A	954	85,736
Greenlight Capital Limited †	15,368	142,154
HCI Group Incorporated	722	58,164
Heritage Insurance Holdings Incorporated	1,018	8,480
Horace Mann Educators Corporation	2,531	100,911
Independence Holding Company	814	35,832
James River Group Holdings Limited	869	30,345
Kinsale Capital Group Incorporated	839	139,660
RLI Corporation	1,396	147,250
Safety Insurance Group Incorporated	1,575	134,048
Selective Insurance Group Incorporated	4,487	337,736
SelectQuote Incorporated †	6,337	128,768
SiriusPoint Limited †	11,528	121,275
Stewart Information Services Corporation	7,200	434,520
Trean Insurance Group Incorporated †	7,037	118,222
Trupanion Incorporated †	2,691	242,647
Universal Insurance Holdings Company	1,964	27,692
		3,763,017
Mortgage REITs: 2.11%
Apollo Commercial Real Estate Finance Incorporated	12,249	191,697
Arbor Realty Trust Incorporated	7,869	143,531
Ares Commercial Real Estate	9,201	139,579
Arlington Asset Investment Class A †	11,786	47,969
Armour Residential REIT Incorporated	4,429	53,104
Blackstone Mortgage Trust Incorporated Class A	8,808	282,120
Broadmark Realty Capital Incorporated REIT	39,170	403,059
Capstead Mortgage Corporation	7,762	50,065
Cherry Hill Mortgage Investment REIT	10,382	101,951
Chimera Investment Corporation	21,528	304,191
Colony Credit Real Estate Incorporated REIT	3,695	34,918
Dynex Capital Incorporated REIT	23,120	451,996
Ellington Financial Incorporated	2,911	54,960
Ellington Residential Mortgage REIT	26,283	322,492
Granite Point Mortgage Trust Incorporated	3,786	54,443
Great Ajax Corporation REIT	13,980	176,148
Hannon Armstrong Sustainable Infrastructure Capital Incorporated	4,736	233,059
Invesco Mortgage Capital Incorporated	896	3,046
KKR Real Estate Finance Trust	8,843	189,063
Ladder Capital Corporation	7,619	89,142
MFA Financial Incorporated	37,700	164,749
New York Mortgage Trust Incorporated	32,023	144,744
Orchid Island Capital Incorporated REIT	25,433	139,119
PennyMac Mortgage Investment Trust	10,476	205,330
Ready Capital Corporation	7,284	110,862
Redwood Trust Incorporated	15,126	168,352
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  11

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Mortgage REITs (continued)
TPG Real Estate Finance Trust Incorporated	3,070	$ 40,033
Two Harbors Investment Corporation	27,077	194,684
		4,494,406
Thrifts & mortgage finance: 1.38%
Axos Financial Incorporated †	4,872	230,982
Essent Group Limited	7,621	364,589
Federal Agricultural Mortgage Corporation Class C	296	30,032
Flagstar Bancorp Incorporated	3,458	158,376
FS Bancorp Incorporated	957	68,119
Home Point Capital Incorporated †	506	3,233
Homestreet Incorporated	3,388	152,528
Merchants Bancorp Incorporated	2,965	127,347
Meta Financial Group Incorporated	1,303	69,072
Mr. Cooper Group Incorporated †	10,297	356,173
NMI Holdings Incorporated Class A †	10,028	242,577
PennyMac Financial Services Incorporated	4,416	276,486
Radian Group Incorporated	14,183	331,173
Southern Missouri Bancorp	273	12,067
Walker & Dunlop Incorporated	2,223	225,723
Waterstone Financial Incorporated	7,958	157,409
WSFS Financial Corporation	2,567	136,590
		2,942,476
Health care: 19.40%
Biotechnology: 9.48%
Aduro Biotech Incorporated ♦	9,490	0
Affimed NV †	8,297	73,594
Agenus Incorporated †	19,223	81,890
Allakos Incorporated †	608	61,676
AlloVir Incorporated †	1,507	35,324
Amicus Therapeutics Incorporated †	18,005	166,726
Anaptysbio Incorporated †	7,480	178,548
Anika Therapeutics Incorporated †	965	45,017
Apellis Pharmaceuticals Incorporated †	2,893	162,818
Aravive Incorporated †	1,970	10,106
Arcus Biosciences Incorporated †	2,035	50,509
Arena Pharmaceuticals Incorporated †	1,957	119,592
Arrowhead Pharmaceuticals Incorporated †	7,197	522,502
Athenex Incorporated †	1	5
Avid Bioservices Incorporated †	16,174	344,183
Aziyo Biologics Incorporated Class A †	161	2,021
Beam Therapeutics Incorporated †	50	3,912
Biocryst Pharmaceuticals Incorporated †	15,728	248,031
Biohaven Pharmaceutical Holding Company †	2,118	184,266
Blueprint Medicines Corporation †	6,384	583,178
Bridgebio Pharma Incorporated †	1,872	110,822
Calyxt Incorporated †	28,065	120,960
CareDx Incorporated †	3,602	289,601
Casi Pharmaceuticals Incorporated †	26,713	42,741
Cassava Sciences Incorporated †	1,149	61,954
Catalyst Pharmaceuticals Incorporated †	73,067	404,061
Chemocentryx Incorporated †	2,566	26,045
Chimerix Incorporated †	27,371	214,041
Clovis Oncology Incorporated †	5,858	30,052
See accompanying notes to portfolio of investments

12  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Coherus Biosciences Incorporated †	4,108	$ 54,061
Cullinan Oncology Incorporated †	684	20,335
Cytokinetics Incorporated †	2,537	55,383
CytomX Therapeutics Incorporated †	4,195	30,036
Decibel Therapeutics Incorporated †	3,107	27,808
Denali Therapeutics Incorporated †	6,766	430,250
Dermtech Incorporated †	684	27,989
Dicerna Pharmaceuticals Incorporated †	3,737	121,826
Dyadic International Incorporated †	1,360	5,127
Dynavax Technologies Corporation †	15,194	124,591
Eagle Pharmaceuticals Incorporated †	7,514	297,705
Editas Medicine Incorporated †	4,776	162,145
Emergent BioSolutions Incorporated †	6,760	409,994
Enanta Pharmaceuticals Incorporated †	1,886	91,773
Esperion Therapeutics Incorporated †	1,733	34,504
Fate Therapeutics Incorporated †	5,035	385,681
Fennec Pharmaceuticals Incorporated †	1,563	11,519
Fibrogen Incorporated †	5,653	120,126
Flexion Therapeutics Incorporated †	3,189	26,692
Forma Therapeutics Holdings †	3,797	106,582
Fortress Biotech Incorporated †	13,674	55,106
Frequency Therapeutics Incorporated †	1,470	13,010
G1 Therapeutics Incorporated †	7,175	155,841
GlycoMimetics Incorporated †	15,087	38,472
Halozyme Therapeutics Incorporated †	15,655	648,274
Harpoon Therapeutics Incorporated †	984	20,290
Heron Therapeutics Incorporated †	11,566	153,481
Hookipa Pharma Incorporated †	5,839	97,453
Ideaya Biosciences Incorporated †	2,259	45,519
Immunitybio Incorporated †	14,051	246,595
Immunogen Incorporated †	34,629	214,007
Insmed Incorporated †	9,630	236,898
Intellia Therapeutics Incorporated †	4,437	332,509
Intercept Pharmaceuticals Incorporated †	1,865	31,015
Invitae Corporation †	6,720	193,402
Ironwood Pharmaceuticals Incorporated †	38,007	439,741
Jounce Therapeutics Incorporated †	12,052	94,608
Kadmon Holdings Incorporated †	1	4
KalVista Pharmaceuticals Incorporated †	7,306	197,262
Kindred Biosciences Incorporated †	2,403	11,606
Kiniksa Pharmaceuticals Limited Class A †	1,155	15,743
Kodiak Sciences Incorporated †	395	33,030
Kura Oncology Incorporated †	1,583	35,222
Lexicon Pharmaceuticals Incorporated †	27,914	122,542
Ligand Pharmaceuticals Incorporated †	2,328	274,006
Logicbio Therapeutics Incorporated †	8,212	35,886
Macrogenics Incorporated †	9,343	300,751
Madrigal Pharmaceuticals Incorporated †	1,080	121,284
Mannkind Corporation †	75,691	334,554
Medicinova Incorporated †	15,015	63,363
Mei Pharma Incorporated †	8,262	23,795
Minerva Neurosciences Incorporated †	2,538	7,487
Mirati Therapeutics Incorporated †	1,733	274,074
Morphic Holding Incorporated †	2,809	138,652
Myriad Genetics Incorporated †	11,090	317,729
Natera Incorporated †	6,051	569,641
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  13

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Neximmune Incorporated †	481	$ 8,937
Novavax Incorporated †	5,033	742,971
OPKO Health Incorporated †	87,455	334,078
Organogenesis Holdings Incorporated Class A †	13,657	243,504
Orgenesis Incorporated †	7,154	34,554
Ovid Therapeutics Incorporated †	3,177	13,185
PDL BioPharma Incorporated ♦	91,928	227,062
Pfenex Incorporated ♦	2,991	0
Pieris Pharmaceuticals Incorporated †	38,277	131,673
Precigen Incorporated †	26,891	177,481
Precision BioSciences Incorporated †	5,086	53,556
Protagonist Therapeutics Incorporated †	1,678	58,915
Prothema Corporation plc †	547	15,956
PTC Therapeutics Incorporated †	4,179	164,109
Puma Biotechnology Incorporated †	19,692	207,751
Radius Health Incorporated †	15,486	298,725
Regenxbio Incorporated †	4,049	142,808
Relay Therapeutics Incorporated †	1,452	46,638
Revolution Medicines Incorporated †	1,104	33,021
Rhythm Pharmaceuticals Incorporated †	515	10,099
Rigel Pharmaceuticals Incorporated †	117,419	436,799
Rocket Pharmaceuticals Incorporated †	1,854	78,795
Rubius Therapeutics Incorporated †	3,523	86,067
Sangamo Therapeutics Incorporated †	10,262	110,624
Scholar Rock Holding Corporation †	1,931	51,886
Sensei Biotherapeutics Incorporated †	933	11,597
Seres Therapeutics Incorporated †	1,927	40,679
Solid Biosciences Incorporated †	3,473	13,197
Sorrento Therapeutics Incorporated †	17,860	134,307
Spero Therapeutics Incorporated †	3,285	47,633
Springworks Therapeutics Incorporated †	3,694	301,209
Stoke Therapeutics Incorporated †	379	15,031
Sutro Biopharma Incorporated †	11,894	221,347
TCR2 Therapeutics Incorporated †	4,227	80,947
TG Therapeutics Incorporated †	2,085	72,704
Translate Bio Incorporated †	5,490	98,875
Travere Therapeutics Incorporated †	11,007	166,976
Turning Point Therapeutics Incorporated †	1,665	110,190
Twist Bioscience Corporation †	3,477	373,117
Ultragenyx Pharmaceutical Incorporated †	4,763	484,445
Vanda Pharmaceuticals Incorporated †	22,312	394,699
VBI Vaccines Incorporated †	233	753
Veracyte Incorporated †	5,530	215,947
Verastem Incorporated †	2,939	11,374
Vericel Corporation †	7,877	445,051
VIR Biotechnology Incorporated †	1,088	45,598
Voyager Therapeutics Incorporated †	1,851	7,885
VTV Therapeutics Incorporated Class A †	819	2,015
XBiotech Incorporated †	14,786	255,059
Xencor Incorporated †	8,359	321,487
Y-mAbs Therapeutics Incorporated †	1,464	52,455
		20,244,925
Health care equipment & supplies: 3.47%
Accuray Incorporated †	43,757	186,405
Alphatec Holdings Incorporated †	10,597	153,657
See accompanying notes to portfolio of investments

14  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
AngioDynamics Incorporated †	4,904	$ 113,380
Apyx Medical Corporation †	8,247	80,738
Atricure Incorporated †	1,103	82,427
Atrion Corporation	128	79,488
Avanos Medical Incorporated †	6,762	271,156
Axogen Incorporated †	4,317	87,635
Axonics Modulation Technologies Incorporated †	704	40,614
BioLife Solutions Incorporated †	970	32,311
Bioventus Incorporated Class A †	13,924	247,569
Cardiovascular Systems Incorporated †	416	16,303
Co-Diagnostics Incorporated †	1,827	14,744
Conmed Corporation	2,874	395,721
CryoLife Incorporated †	875	25,209
Cryoport Incorporated †	1,024	57,262
Cutera Incorporated †	5,603	215,043
Electromed Incorporated †	19,234	189,647
Fonar Corporation †	8,134	147,225
Glaukos Corporation †	3,036	223,389
Heska Corporation †	1,156	229,061
Inari Medical Incorporated †	274	23,824
Inogen Incorporated †	559	34,552
Integer Holdings Corporation †	3,436	310,855
Intersect ENT Incorporated †	671	11,843
Intricon Corporation †	6,851	152,983
Invacare Corporation †	2,380	19,040
iRhythm Technologies Incorporated †	576	43,465
Lantheus Holdings Incorporated †	2,763	67,003
LeMaitre Vascular Incorporated	4,734	242,428
LivaNova plc †	3,499	292,306
Meridian Bioscience Incorporated †	9,396	195,061
Merit Medical Systems Incorporated †	6,002	362,161
Natus Medical Incorporated †	5,380	144,184
Neogen Corporation †	3,482	321,423
Nevro Corporation †	2,095	315,717
NuVasive Incorporated †	2,616	178,411
Ortho Clinical Diagnostics Holdings plc †	10,066	206,856
Orthofix Medical Incorporated †	3,740	152,218
Retractable Technologies Incorporated †	21,201	192,717
Seaspine Holdings Corporation †	1,853	37,764
Shockwave Medical Incorporated †	1,344	241,786
SI-BONE Incorporated †	1,295	39,070
Sientra Incorporated †	15,069	104,880
STAAR Surgical Company †	3,291	480,585
Surgalign Holdings Incorporated †	17,550	34,398
Surmodics Incorporated †	1,980	105,039
Tactile Systems Technology Class I †	1,355	72,858
Talis Biomedical Corporation †	916	8,922
Utah Medical Products Incorporated	409	35,055
Varex Imaging Corporation †	1,796	45,062
Zynex Incorporated †	3,257	49,572
		7,411,022
Health care providers & services: 2.24%
Addus Homecare Corporation †	485	46,642
AMN Healthcare Services Incorporated †	1,634	144,936
Apollo Medical Holdings Incorporated †	1,037	36,171
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  15

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Health care providers & services (continued)
Apria Incorporated †	572	$ 17,417
Brookdale Senior Living Incorporated †	12,633	85,146
Community Health Systems Incorporated †	15,307	218,431
CorVel Corporation †	492	61,303
Covetrus Incorporated †	13,532	375,378
Cross Country Healthcare Incorporated †	9,158	143,323
Five Star Senior Living Incorporated †	1,304	7,837
Fulgent Genetics Incorporated †	2,902	214,951
Hanger Incorporated †	1,161	29,989
HealthEquity Incorporated †	395	32,832
LHC Group Incorporated †	1,207	237,598
Mednax Incorporated †	5,131	164,089
Modivcare Incorporated †	930	136,924
Option Care Health Incorporated †	3,774	69,215
Owens & Minor Incorporated	10,287	459,932
Patterson Companies Incorporated	9,764	317,721
R1 RCM Incorporated †	7,297	168,926
Select Medical Holdings Corporation	8,805	352,816
Surgery Partners Incorporated †	1,220	71,407
Tenet Healthcare Corporation †	8,227	550,469
The Ensign Group Incorporated	3,824	318,157
The Joint Corporation †	806	57,290
The Pennant Group Incorporated †	1,281	43,900
Tivity Health Incorporated †	11,649	305,204
Triple-S Management Corporation Class B †	1,697	42,934
U.S. Physical Therapy Incorporated	518	60,274
Viemed Healthcare Incorporated †	845	6,599
		4,777,811
Health care technology: 0.97%
Allscripts Healthcare Solutions Incorporated †	19,068	331,593
Computer Programs & Systems Incorporated	8,767	283,788
Evolent Health Incorporated Class A †	8,420	163,601
Inovalon Holdings Incorporated Class A †	6,328	198,446
Inspire Medical Systems Incorporated †	1,298	252,201
NextGen Healthcare Incorporated †	7,051	115,777
Omnicell Incorporated †	2,846	395,594
OptimizeRx Corporation †	2,856	140,287
Phreesia Incorporated †	2,540	125,730
Vocera Communications Incorporated †	2,225	75,027
		2,082,044
Life sciences tools & services: 0.83%
Champions Oncology Incorporated †	6,377	60,008
Chromadex Corporation †	2,759	22,900
Codexis Incorporated †	2,319	47,540
Fluidigm Corporation †	2,243	13,009
Harvard Bioscience Incorporated †	32,716	229,012
Medpace Holdings Incorporated †	2,302	384,572
Nanostring Technologies Incorporated †	1,919	106,485
Neogenomics Incorporated †	5,896	241,913
Pacific Biosciences of California †	17,377	470,048
Personalis Incorporated †	4,100	92,209
Quanterix Corporation †	1,970	101,435
		1,769,131
See accompanying notes to portfolio of investments

16  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Pharmaceuticals: 2.41%
Acelrx Pharmaceuticals Incorporated †	7,679	$ 10,674
Aerie Pharmaceuticals Incorporated †	651	10,605
Amneal Pharmaceuticals Incorporated †	68,490	387,653
Amphastar Pharmaceuticals Incorporated †	14,445	273,299
ANI Pharmaceuticals Incorporated †	636	21,847
Antares Pharma Incorporated †	46,614	185,058
Aquestive Therapeutics Incorporated †	11,906	44,171
Avenue Therapeutics Incorporated †	491	2,435
BioDelivery Sciences International Incorporated †	6,571	23,196
Cara Therapeutics Incorporated †	11,667	158,555
Cerecor Incorporated †	1	3
Collegium Pharmaceutical Incorporated †	10,546	251,944
Corcept Therapeutics Incorporated †	18,927	408,823
Cymabay Therapeutics Incorporated †	2,340	9,898
Dova Pharmaceuticals Incorporated ♦	2,458	0
Durect Corporation †	43,809	72,285
Eloxx Phamaceuticals Incorporated †	1,970	3,073
Evolus Incorporated †	1,481	16,024
Harmony Biosciences Holdings †	442	14,126
Harrow Health Incorporated †	40,016	368,147
Innoviva Incorporated †	33,320	448,154
Intra-Cellular Therapies Incorporated †	1,198	47,213
Landos Biopharma Incorporated †	538	5,907
Lannett Company Incorporated †	2,281	9,808
NGM Biopharmaceuticals Incorporated †	3,481	52,424
Ocular Therapeutix Incorporated †	4,501	65,535
Omeros Corporation †	2,360	35,848
Osmotica Pharmaceuticals plc †	865	2,517
Pacira Pharmaceuticals Incorporated †	6,278	380,886
Paratek Pharmaceuticals Incorporated †	24,335	200,034
Phibro Animal Health Corporation Class A	14,644	412,814
Pliant Therapeutics Incorporated †	3,704	111,342
Prestige Consumer Healthcare Incorporated †	10,576	527,425
Recro Pharma Incorporated †	1,382	3,165
Siga Technologies Incorporated †	45,256	319,055
Strongbridge Biopharma plc †	47,646	120,068
Supernus Pharmaceuticals Incorporated †	3,553	106,057
TherapeuticsMD Incorporated †	24,264	29,359
		5,139,427
Industrials: 13.64%
Aerospace & defense: 0.73%
AAR Corporation †	3,948	164,829
Aerojet Rocketdyne Holdings	4,088	198,064
Aerovironment Incorporated †	935	102,504
Ducommun Incorporated †	1,406	75,601
Kratos Defense & Security Solutions Incorporated †	4,938	123,499
Maxar Technologies Incorporated	8,929	277,692
Moog Incorporated Class A	2,690	242,638
National Presto Industries Incorporated	495	50,203
PAE Incorporated †	17,027	138,259
Triumph Group Incorporated †	3,645	70,057
Vectrus Incorporated †	2,265	115,560
		1,558,906
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  17

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Air freight & logistics: 0.28%
Atlas Air Worldwide Holdings Incorporated †	3,916	$ 293,426
Echo Global Logistics Incorporated †	3,050	104,188
Forward Air Corporation	386	37,400
Hub Group Incorporated Class A †	920	64,225
Radiant Logistics Incorporated †	11,889	91,426
		590,665
Airlines: 0.39%
Allegiant Travel Company †	732	162,109
Hawaiian Holdings Incorporated †	2,239	57,766
Mesa Air Group Incorporated †	12,426	120,781
SkyWest Incorporated †	5,528	271,038
Spirit Airlines Incorporated †	6,156	219,831
		831,525
Building products: 1.28%
AAON Incorporated	772	51,145
Advanced Drainage Systems Incorporated	2,327	263,928
Alpha Pro Tech Limited †	870	7,169
American Woodmark Corporation †	1,196	103,956
Apogee Enterprises Incorporated	1,819	69,140
Builders FirstSource Incorporated †	12,641	563,030
Gibraltar Industries Incorporated †	1,101	87,474
Griffon Corporation	2,186	57,470
Insteel Industries Incorporated	2,176	76,073
JELD-WEN Holding Incorporated †	8,051	225,509
Masonite International Corporation †	1,889	225,830
PGT Incorporated †	2,822	68,180
Quanex Building Products Corporation	6,810	181,350
Resideo Technologies Incorporated †	8,439	252,326
Simpson Manufacturing Company Incorporated	1,761	197,796
UFP Industries Incorporated	3,827	304,323
		2,734,699
Commercial services & supplies: 1.45%
ABM Industries Incorporated	4,951	247,005
ACCO Brands Corporation	18,769	170,986
Brady Corporation Class A	2,475	141,644
Casella Waste Systems Incorporated Class A †	1,929	130,072
Ceco Environmental Corporation †	7,928	60,491
Cimpress plc †	1,161	115,299
Covanta Holding Corporation	3,598	53,286
Deluxe Corporation	2,918	132,944
Ennis Incorporated	47	985
Harsco Corporation †	2,685	60,198
Healthcare Services Group Incorporated	6,764	202,852
Herman Miller Incorporated	4,039	193,064
HNI Corporation	5,579	254,514
KAR Auction Services Incorporated †	4,990	89,521
Kimball International Incorporated Class B	466	6,207
Knoll Incorporated	1,621	42,146
Matthews International Corporation Class A	1,725	67,396
Pitney Bowes Incorporated	11,202	93,873
Steelcase Incorporated Class A	5,938	85,923
Tetra Tech Incorporated	3,783	451,955
See accompanying notes to portfolio of investments

18  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Commercial services & supplies (continued)
The Brink's Company	1,639	$ 123,597
UniFirst Corporation	1,030	228,330
VSE Corporation	3,031	144,185
		3,096,473
Construction & engineering: 1.42%
Ameresco Incorporated Class A †	2,999	161,226
APi Group Corporation 144A†	3,868	81,808
Arcosa Incorporated	1,346	85,471
Comfort Systems Incorporated	2,469	204,680
Construction Partners Incorporated Class A †	1,934	62,294
Dycom Industries Incorporated †	2,135	159,954
EMCOR Group Incorporated	3,202	403,804
Fluor Corporation †	9,548	176,638
Granite Construction Incorporated	4,809	194,091
Great Lakes Dredge & Dock Company †	9,238	134,967
IES Holdings Incorporated †	842	44,677
MasTec Incorporated †	3,939	458,224
Matrix Service Company †	114	1,243
MYR Group Incorporated †	3,105	270,259
Primoris Services Corporation	7,552	240,078
Sterling Construction Company Incorporated †	5,274	118,665
Tutor Perini Corporation †	8,454	130,868
WillScot Mobile Mini Holdings Corporation †	3,756	108,924
		3,037,871
Electrical equipment: 1.26%
Allied Motion Technologies	2,205	78,057
Atkore International Incorporated †	4,725	364,770
AZZ Incorporated	3,853	206,097
Bloom Energy Corporation Class A †	5,083	122,856
Encore Wire Corporation	3,646	299,701
EnerSys	4,149	391,002
Fuelcell Energy Incorporated †	3,774	37,061
LSI Industries Incorporated	1,835	17,066
Orion Energy Systems Incorporated †	1,926	12,346
Plug Power Incorporated †	18,610	571,327
Powell Industries Incorporated	349	11,992
Preformed Line Products Company	157	11,684
Sunrun Incorporated †	5,933	265,324
TPI Composites Incorporated †	2,251	108,723
Ultralife Batteries Incorporated †	12,352	112,774
Vicor Corporation †	857	77,199
		2,687,979
Industrial conglomerates: 0.06%
Raven Industries Incorporated	2,634	116,238
Machinery: 3.32%
Alamo Group Incorporated	687	105,922
Albany International Corporation Class A	1,328	118,657
Altra Industrial Motion Corporation	3,955	259,804
Astec Industries Incorporated	2,783	190,719
Barnes Group Incorporated	846	45,193
Blue Bird Corporation †	1,131	29,587
Chart Industries Incorporated †	2,320	338,581
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  19

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Machinery (continued)
Circor International Incorporated †	1,390	$ 52,306
Columbus McKinnon Corporation	1,568	79,498
Energy Recovery Incorporated †	1,556	29,580
Enerpac Tool Group Corporation	1,977	54,170
EnPro Industries Incorporated	739	67,981
ESC Briggs & Stratton ♦	1,723	0
ESCO Technologies Incorporated	472	44,670
Evoqua Water Technologies Company †	7,096	220,828
Federal Signal Corporation	3,733	158,578
Foster Company Class A †	9,210	165,688
Franklin Electric Company Incorporated	3,913	328,262
Helios Technologies Incorporated	426	30,267
Hillenbrand Incorporated	4,062	185,227
Hyster Yale Materials Handeling Incorporated	1,618	122,305
John Bean Technologies Corporation	1,910	275,097
Kadant Incorporated	1,214	203,976
Kennametal Incorporated	3,820	143,288
Lindsay Manufacturing Company	704	115,900
Lydall Incorporated †	2,678	97,426
Mayville Engineering Company Incorporated †	4,771	92,748
Meritor Incorporated †	10,907	283,582
Miller Industries Incorporated	435	18,205
Mueller Industries Incorporated	8,334	386,948
Mueller Water Products Incorporated Class A	12,058	174,479
NN Incorporated †	2,181	16,379
Omega Flex Incorporated	806	118,522
Park Ohio Holdings Corporation	567	20,917
Proto Labs Incorporated †	819	73,210
RBC Bearings Incorporated †	609	119,236
REV Group Incorporated †	8,690	162,677
Rexnord Corporation	6,374	318,509
SPX Corporation †	2,926	183,255
SPX FLOW Incorporated	3,463	237,666
Standex International Corporation	1,488	148,264
Tennant Company	907	75,045
Terex Corporation	7,542	394,975
The Greenbrier Companies Incorporated	2,316	102,854
The Shyft Group Incorporated	7,542	293,987
Wabash National Corporation	9,886	157,682
Watts Water Technologies Incorporated	1,778	241,630
		7,084,280
Marine: 0.18%
Costamare Incorporated	2,977	31,943
Matson Incorporated	3,814	246,575
Pangaea Logistics Solutions	28,308	114,647
		393,165
Professional services: 1.30%
ASGN Incorporated †	3,916	403,700
Barrett Business Services Incorporated	515	38,352
BGSF Incorporated	705	8,368
CBIZ Incorporated †	2,011	66,785
Exponent Incorporated	1,861	169,779
GP Strategies Corporation †	7,285	128,872
See accompanying notes to portfolio of investments

20  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Professional services (continued)
ICF International Incorporated	174	$ 15,295
Insperity Incorporated	3,954	364,519
KBR Incorporated	7,510	305,957
Kelly Services Incorporated Class A †	6,785	174,171
Kforce Incorporated	4,448	278,934
Korn Ferry International	2,148	140,501
ManTech International Corporation Class A	1,094	95,189
Mastech Digital Incorporated †	4,193	66,082
TriNet Group Incorporated †	2,718	204,774
TrueBlue Incorporated †	3,766	102,172
UPwork Incorporated †	4,523	212,898
		2,776,348
Road & rail: 0.49%
Arcbest Corporation	2,601	202,462
Avis Budget Group Incorporated †	2,672	234,655
Covenant Transport Incorporated Class A †	2,308	51,953
Daseke Incorporated †	3,269	23,668
Saia Incorporated †	1,263	290,692
Universal Truckload Services	4,200	105,000
US Xpress Enterprises Incorporated Class A †	1,497	16,826
Werner Enterprises Incorporated	2,701	129,621
		1,054,877
Trading companies & distributors: 1.48%
Applied Industrial Technologies Incorporated	1,435	140,573
Beacon Roofing Supply Incorporated †	3,005	170,203
Boise Cascade Company	4,457	294,117
CAI International Incorporated	3,327	142,795
GATX Corporation	774	76,363
GMS Incorporated †	3,816	174,735
H&E Equipment Services Incorporated	397	14,848
Herc Holdings Incorporated †	1,995	229,465
McGrath RentCorp	528	45,265
Rush Enterprises Incorporated Class A	5,735	274,133
Rush Enterprises Incorporated Class B	5,188	224,952
SiteOne Landscape Supply Incorporated †	1,964	337,887
Systemax Incorporated	878	30,133
Textainer Group Holdings Limited †	2,761	93,046
Titan Machinery Incorporated †	4,901	150,363
Triton International Limited	4,639	251,666
Veritiv Corporation †	4,003	245,864
WESCO International Incorporated †	2,524	268,983
		3,165,391
Information technology: 13.47%
Communications equipment: 0.77%
Adtran Incorporated	5,986	118,583
Calamp Corporation †	1,335	18,516
Calix Networks Incorporated †	5,856	259,479
Cambium Networks Corporation †	2,402	138,619
Casa Systems Incorporated †	2,886	25,050
Clearfield Incorporated †	2,739	103,589
Digi International Incorporated †	188	3,564
DZS Incorporated †	4,422	73,184
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  21

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Communications equipment (continued)
Extreme Networks Incorporated †	15,513	$ 177,469
Netgear Incorporated †	6,185	240,473
NetScout Systems Incorporated †	962	28,283
PCTEL Incorporated	8,017	52,832
Plantronics Incorporated †	4,290	140,712
Ribbon Communications Incorporated †	4,372	32,528
Viavi Solutions Incorporated †	13,632	238,969
		1,651,850
Electronic equipment, instruments & components: 2.41%
Advanced Energy Industries Incorporated	2,989	304,908
Badger Meter Incorporated	2,794	267,023
Bel Fuse Incorporated Class B	5,967	98,336
Belden Incorporated	3,905	197,593
Benchmark Electronics Incorporated	4,730	146,394
CTS Corporation	60	2,295
ePlus Incorporated †	923	87,288
Fabrinet †	2,812	252,208
FARO Technologies Incorporated †	959	72,548
II-VI Incorporated †	5,961	401,593
Insight Enterprises Incorporated †	3,571	373,098
Itron Incorporated †	2,063	196,707
Kimball Electronics Incorporated †	8,749	195,803
Knowles Corporation †	5,055	103,830
Methode Electronics Incorporated	5,336	258,156
Nlight Incorporated †	1,458	42,749
Novanta Incorporated †	1,721	239,167
OSI Systems Incorporated †	2,157	207,849
Par Technology Corporation †	1,033	69,170
PC Connection Incorporated	759	37,032
Plexus Corporation †	3,337	329,729
Rogers Corporation †	1,049	196,530
Sanmina Corporation †	7,573	318,899
ScanSource Incorporated †	4,363	133,202
TTM Technologies Incorporated †	13,039	197,541
Vishay Intertechnology Incorporated	14,673	353,179
Vishay Precision Group †	1,714	55,876
		5,138,703
IT services: 1.49%
BM Technologies Incorporated ♦	1,776	22,822
Brightcove Incorporated †	4,304	62,408
Cardtronics Incorporated Class A †	2,583	100,556
Conduent Incorporated †	35,328	267,786
CSG Systems International Incorporated	2,497	109,968
ESC Incorporated ♦	6,981	0
Evertec Incorporated	6,679	290,737
EVO Payments Incorporated Class A †	2,804	80,307
ExlService Holdings Incorporated †	2,832	288,807
Hackett Group Incorporated	1,377	24,524
IBEX Holdings Limited †	1,747	37,980
Information Services Group Incorporated	6,468	37,902
International Money Express Incorporated †	11,645	177,819
LiveRamp Holdings Incorporated †	2,072	104,097
Maximus Incorporated	4,274	396,072
Moneygram International Incorporated †	4,295	42,091
See accompanying notes to portfolio of investments

22  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
IT services (continued)
Perficient Incorporated †	2,779	$ 198,949
PFSweb Incorporated †	1,122	8,449
Priority Technology Holdings †	16,055	124,426
ServiceSource International Incorporated †	67,812	84,087
StarTek Incorporated †	10,650	67,415
Sykes Enterprises Incorporated †	6,609	277,049
TTEC Holdings Incorporated	1,382	149,823
Tucows Incorporated Class A †	725	56,623
Unisys Corporation †	4,473	115,001
Verra Mobility Corporation †	4,041	57,584
		3,183,282
Semiconductors & semiconductor equipment: 2.88%
Alpha & Omega Semiconductor †	6,544	210,782
Ambarella Incorporated †	1,152	115,638
Amkor Technology Incorporated	13,722	289,534
Axcelis Technologies Incorporated †	4,649	192,655
AXT Incorporated †	3,040	30,947
Brooks Automation Incorporated	4,950	505,346
Ceva Incorporated †	1,554	69,728
CMC Materials Incorporated	1,857	286,591
Cohu Incorporated †	6,685	248,816
Cyberoptics Corporation †	1,458	43,448
Diodes Incorporated †	3,754	284,065
FormFactor Incorporated †	5,856	206,424
Ichor Holdings Limited †	3,776	212,438
IMPINJ Incorporated †	383	19,935
Lattice Semiconductor Corporation †	9,564	507,561
Macom Technology Solutions †	3,729	220,757
Maxeon Solar Technologies †	769	12,012
Maxlinear Incorporated †	5,612	213,368
Neophotonics Corporation †	578	5,901
NVE Corporation	1,249	87,255
Onto Innovation Incorporated †	1,705	122,368
Photronics Incorporated †	4,505	60,998
Power Integrations Incorporated	3,955	325,061
Rambus Incorporated †	8,306	162,465
Semtech Corporation †	5,152	324,576
Silicon Laboratories Incorporated †	2,310	315,454
Sitime Corporation †	657	64,603
Smart Global Holdings Incorporated †	53	2,512
SunPower Corporation	5,640	131,920
Synaptics Incorporated †	2,770	349,934
Ultra Clean Holdings Incorporated †	6,399	360,456
Veeco Instruments Incorporated †	6,987	166,430
		6,149,978
Software: 5.58%
8x8 Incorporated †	6,703	157,856
A10 Networks Incorporated †	14,598	142,039
ACI Worldwide Incorporated †	9,969	381,414
Agilysys Incorporated †	3,100	157,449
Alarm.com Holdings Incorporated †	4,012	328,503
Altair Engineering Incorporated Class A †	4,796	323,107
American Software Incorporated Class A	2,075	41,749
AppFolio Incorporated Class A †	1,146	154,584
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  23

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Software (continued)
Appian Corporation †	2,139	$ 193,537
Arlo Technologies Incorporated †	5,244	35,187
Asure Software Incorporated †	7,090	59,911
Avaya Holdings Corporation †	14,880	426,758
Benefitfocus Incorporated †	6,296	93,118
Blackbaud Incorporated †	4,133	292,162
BlackLine Incorporated †	2,537	263,772
Bottomline Technologies (DE) Incorporated †	2,109	78,834
Box Incorporated Class A †	6,821	158,998
Cerence Incorporated †	4,054	385,657
ChannelAdvisor Corporation †	9,225	218,909
Cloudera Incorporated †	14,223	182,908
Cognyte Software Limited †	6,440	165,766
CommVault Systems Incorporated †	3,935	299,729
Cornerstone OnDemand Incorporated †	3,753	165,019
Digital Turbine Incorporated †	8,222	544,050
Domo Incorporated Class B †	5,460	363,090
eGain Corporation †	1,462	14,678
Envestnet Incorporated †	2,581	185,755
Intelligent Systems Corporation †	527	17,217
InterDigital Incorporated	2,084	168,346
J2 Global Incorporated †	3,412	424,896
LivePerson Incorporated †	3,507	192,710
MicroStrategy Incorporated Class A †	564	265,080
Mimecast Limited †	3,186	159,268
Mitek Systems Incorporated †	8,824	149,655
Model N Incorporated †	1,795	64,028
ON24 Incorporated †	1,222	39,324
OneSpan Incorporated †	1,006	26,307
Park City Group Incorporated †	23,631	141,550
Progress Software Corporation	6,309	281,192
PROS Holdings Incorporated †	1,457	64,647
Q2 Holdings Incorporated †	2,186	207,517
Qad Incorporated Class A	823	58,812
Qualys Incorporated †	2,423	234,256
Rapid7 Incorporated †	2,563	214,395
Rimini Street Incorporated †	3,563	23,195
SailPoint Technologies Holdings Incorporated †	7,720	359,212
Sapiens International Corporation	5,159	148,115
Seachange International Incorporated †	2,194	2,545
Secureworks Corporation Class A †	646	9,096
Shotspotter Incorporated †	566	23,042
Smith Micro Software Incorporated †	2,431	13,103
Sprout Social Incorporated Class A †	2,081	144,463
SPS Commerce Incorporated †	3,901	366,148
SVMK Incorporated †	4,353	84,666
Synchronoss Technologies Incorporated †	50,487	146,917
Telos Corporation †	2,910	95,681
Tenable Holdings Incorporated †	3,775	157,795
Upland Software Incorporated †	2,758	113,050
Varonis Systems Incorporated †	6,350	306,705
Verint Systems Incorporated	4,570	210,723
Veritone Incorporated †	4,725	90,578
Vonage Holdings Corporation †	25,139	346,415
Workiva Incorporated †	2,997	284,415
Xperi Holding Corporation	8,775	187,961
See accompanying notes to portfolio of investments

24  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Software (continued)
Yext Incorporated †	2,835	$ 41,022
Zix Corporation †	20,894	145,631
Zuora Incorporated †	6,398	98,977
		11,923,194
Technology hardware, storage & peripherals: 0.34%
3D Systems Corporation †	1,717	50,497
Avid Technology Incorporated †	6,804	210,108
Diebold Nixdorf Incorporated †	17,322	234,540
Immersion Corporation †	1,327	11,346
Super Micro Computer Incorporated †	3,830	133,054
Turtle Beach Corporation †	2,271	75,170
		714,715
Materials: 4.41%
Chemicals: 1.81%
Advansix Incorporated †	8,734	276,518
Avient Corporation	5,295	275,234
Balchem Corporation	552	72,312
Ferro Corporation †	7,226	156,082
GCP Applied Technologies Incorporated †	1,998	48,711
Hawkins Incorporated	4,097	139,380
HB Fuller Company	4,667	322,583
Ingevity Corporation †	3,028	249,235
Innospec Incorporated	1,173	118,602
Kooper Holdings Incorporated †	1,432	49,647
Kraton Performance Polymers Incorporated †	1,722	58,462
Kronos Worldwide Incorporated	9,774	158,730
Livent Corporation †	3,605	70,334
Minerals Technologies Incorporated	3,347	291,178
Orion Engineered Carbons SA †	11,530	233,367
Quaker Chemical Corporation	211	51,178
Rayonier Advanced Materials †	16,802	129,711
Sensient Technologies Corporation	4,319	374,673
Stepan Company	1,868	251,545
Trinseo SA	2,648	171,961
Tronox Holdings plc Class A	15,783	370,585
		3,870,028
Construction materials: 0.09%
Summit Materials Incorporated Class A †	2,665	92,795
US Concrete Incorporated †	1,692	96,427
		189,222
Containers & packaging: 0.31%
Greif Incorporated Class A	2,557	157,792
Myers Industries Incorporated	4,827	106,339
O-I Glass Incorporated †	19,076	351,571
Pactiv Evergreen Incorporated	2,736	40,602
		656,304
Metals & mining: 1.89%
Alcoa Corporation †	14,672	582,038
Allegheny Technologies Incorporated †	3,591	87,944
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  25

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Metals & mining (continued)
Arconic Corporation †	6,925	$ 250,477
Carpenter Technology	592	28,369
Century Aluminum Company †	3,511	47,785
Cleveland Cliffs Incorporated †	22,827	459,279
Coeur d'Alene Mines Corporation †	26,643	277,087
Commercial Metals Company	11,127	350,167
Compass Minerals International Incorporated	3,589	250,871
Hecla Mining Company	30,559	275,031
Materion Corporation	1,166	91,939
Olympic Steel Incorporated	3,633	129,880
Ryerson Holding Corporation †	1,079	17,868
Schnitzer Steel Industries Incorporated Class A	2,852	155,377
Suncoke Energy Incorporated	9,182	69,140
TimkenSteel Corporation †	7,500	113,625
United States Steel Corporation	15,951	413,609
Warrior Met Coal Incorporated	3,713	67,948
Worthington Industries Incorporated	5,479	363,641
		4,032,075
Paper & forest products: 0.31%
Clearwater Paper Corporation †	1,100	31,383
Domtar Corporation †	707	38,341
Louisiana-Pacific Corporation	8,734	587,012
Schweitzer-Mauduit International Incorporated	36	1,473
		658,209
Real estate: 4.99%
Equity REITs: 4.08%
Acadia Realty Trust	378	8,203
Agree Realty Corporation	2,491	175,067
Alexander & Baldwin Incorporated	5,250	100,853
American Assets Trust Incorporated	692	25,293
Armada Hoffler Properties Incorporated	2,093	27,774
Bluerock Residential Growth REIT Incorporated	1,642	15,944
Broadstone Net Lease Incorporated REIT	11,396	248,889
CareTrust REIT Incorporated	13,251	308,483
Catchmark Timber Trust Incorporated Class A	1,285	15,356
CIM Commercial Trust Corporation REIT	8,810	105,544
Clipper Realty Incorporated	1,063	8,610
Colony Capital Incorporated †	24,013	164,969
Columbia Property Trust Incorporated	2,905	50,808
Community Healthcare Trust Incorporated	345	16,312
CTO Realty Growth Incorporated REIT	260	13,733
DiamondRock Hospitality †	3,566	34,519
Diversified Healthcare Trust	4,282	15,544
EastGroup Properties Incorporated	2,378	375,914
Essential Properties Realty	6,839	175,078
Farmland Partners REIT Incorporated	1,815	22,560
Four Corners Property Trust Incorporated	8,279	229,825
Getty Realty Corporation	4,713	146,716
Global Net Lease Incorporated	3,897	76,147
Healthcare Realty Trust Incorporated	6,120	185,681
Independence Realty Trust Incorporated	10,000	170,800
Industrial Logistics Properties Trust	4,687	117,456
Innovative Industrial Properties Incorporated	1,542	277,915
See accompanying notes to portfolio of investments

26  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Equity REITs (continued)
iStar Financial Incorporated	6,695	$ 112,543
Kite Realty Group Trust	6,553	138,924
Lexington Corporate Properties Trust	18,679	231,246
LTC Properties Incorporated	2,790	109,312
Monmouth Real Estate Investment Corporation	5,021	94,596
National Health Investors Incorporated	3,027	199,510
National Storage Affiliates Trust	4,542	209,386
New Senior Investment Group Incorporated	17,254	114,394
New York REIT Liquidating LLC ♦	4,209	64,661
NexPoint Residential Trust Incorporated	2,230	115,603
One Liberty Properties Incorporated	1,756	44,866
Pebblebrook Hotel Trust	6,045	135,106
Physicians Realty Trust	14,146	256,467
Piedmont Office Realty Trust Incorporated Class A	9,320	172,327
PotlatchDeltic Corporation	7,512	452,222
PS Business Parks Incorporated	1,330	206,097
QTS Realty Trust Incorporated Class A	1,847	117,063
Retail Opportunity Investment Corporation	11,555	206,372
Retail Properties of America Incorporated Class A	14,009	168,808
RLJ Lodging Trust	7,150	109,896
Ryman Hospitality Properties Incorporated †	2,329	174,465
Sabra Health Care REIT Incorporated	19,480	340,316
Service Properties Trust	9,590	120,450
SITE Centers Corporation	15,160	226,945
STAG Industrial Incorporated	9,740	347,815
Sunstone Hotel Investors Incorporated †	4,977	62,511
Tanger Factory Outlet Centers Incorporated	8,971	157,262
Terreno Realty Corporation	3,413	217,135
The Geo Group Incorporated	8,171	42,407
The Macerich Company	10,061	160,071
Uniti Group Incorporated	15,321	166,386
Urban Edge Properties	10,526	203,678
Urstadt Biddle Properties Incorporated	4,257	77,818
Whitestone REIT	339	2,807
Xenia Hotels & Resorts Incorporated †	1,933	37,520
		8,710,978
Real estate management & development: 0.91%
Altisource Portfolio Solutions SA †	303	2,069
Cushman & Wakefield plc †	7,318	139,115
eXp World Holdings Incorporated †	6,011	193,915
Forestar Group Incorporated †	5,553	127,775
Kennedy Wilson Holdings Incorporated	5,483	108,783
Marcus & Millichap Incorporated †	3,682	144,703
Newmark Group Incorporated Class A	9,707	125,220
RE/MAX Holdings Incorporated Class A	3,335	116,758
Realogy Holdings Corporation †	24,144	427,590
Redfin Corporation †	5,405	319,057
The RMR Group Incorporated Class A	3,880	151,786
The St. Joe Company	1,793	83,859
		1,940,630
Utilities: 2.73%
Electric utilities: 0.38%
ALLETE Incorporated	2,318	159,687
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  27

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Electric utilities (continued)
Genie Energy Limited Class B	17,929	$ 109,367
MGE Energy Incorporated	1,168	87,623
Otter Tail Corporation	722	34,634
Portland General Electric Company	2,953	141,567
Spark Energy Incorporated Class A	27,068	281,237
		814,115
Gas utilities: 0.86%
Brookfield Infrastructure Corporation Class A	2,200	157,476
Chesapeake Utilities Corporation	2,150	246,304
New Jersey Resources Corporation	7,574	323,561
Northwest Natural Holding Company	836	44,208
ONE Gas Incorporated	3,223	239,533
RGC Resources Incorporated	267	6,109
South Jersey Industries Incorporated	12,941	345,007
Southwest Gas Holdings Incorporated	3,942	260,211
Spire Incorporated	3,002	215,123
		1,837,532
Independent power & renewable electricity producers: 0.61%
Brookfield Renewable Corporation Class A	6,628	283,148
Clearway Energy Incorporated Class A	16,645	418,289
Clearway Energy Incorporated Class C	11,636	312,194
Ormat Technologies Incorporated	3,241	223,791
Sunnova Energy International Incorporated †	2,073	60,532
		1,297,954
Multi-utilities: 0.44%
Avista Corporation	5,333	241,745
Black Hills Corporation	4,716	310,266
Northwestern Corporation	4,394	278,360
Unitil Corporation	1,813	99,443
		929,814
Water utilities: 0.44%
American States Water Company	2,047	162,470
Artesian Resources Corporation Class A	2,578	106,317
California Water Service Group	4,618	262,487
Consolidated Water Company	1,016	12,507
Global Water Resources Incorporated	5,758	98,347
Middlesex Water Company	1,667	143,295
SJW Corporation	1,912	123,228
York Water Company	817	41,120
		949,771
Total Common stocks (Cost $140,840,930)		202,046,992

Expiration date
Rights: 0.00%
Financials: 0.00%
Thrifts & mortgage finance: 0.00%
NewStar Financial Incorporated ♦	12-26-2027	9,129	0
See accompanying notes to portfolio of investments

28  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Expiration date	Shares	Value
Health care: 0.00%
Pharmaceuticals: 0.00%
Elanco Animal Health Incorporated ♦	12-31-2021	8,956	$ 0
Total Rights (Cost $225)			0

Warrants: 0.00%
Energy: 0.00%
Energy equipment & services: 0.00%
Parker Drilling Company ♦†	9-16-2024	373	0
Oil, gas & consumable fuels: 0.00%
Battalion Oil Corporation ♦†	10-8-2022	375	0
Battalion Oil Corporation ♦†	10-8-2022	300	0
Battalion Oil Corporation ♦†	10-8-2022	482	0
			0
Total Warrants (Cost $0)			0

		Yield
Short-term investments: 4.86%
Investment companies: 4.86%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	10,382,908	10,382,908
Total Short-term investments (Cost $10,382,908)				10,382,908
Total investments in securities (Cost $151,224,063)	99.50%			212,429,900
Other assets and liabilities, net	0.50			1,074,661
Total net assets	100.00%			$213,504,561

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer is an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  29

Portfolio of investments—May 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$2,925,181	$26,765,579	$(19,307,852)	$0	$0	$10,382,908	4.86%	10,382,908	$523
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	100	6-18-2021	$11,388,744	$11,343,000	$0	$(45,744)
See accompanying notes to portfolio of investments

30  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio  |  31

Notes to portfolio of investments—May 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,403,731	$32,055	$0	$4,435,786
Consumer discretionary	28,232,318	0	0	28,232,318
Consumer staples	7,010,843	0	0	7,010,843
Energy	5,580,289	31,652	0	5,611,941
Financials	31,554,973	0	0	31,554,973
Health care	41,197,298	227,062	0	41,424,360
Industrials	29,128,417	0	0	29,128,417
Information technology	28,738,900	22,822	0	28,761,722
Materials	9,405,838	0	0	9,405,838
Real estate	10,586,947	64,661	0	10,651,608
Utilities	5,829,186	0	0	5,829,186
Rights
Health care	0	0	0	0
Financials	0	0	0	0
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	10,382,908	0	0	10,382,908
Total assets	$212,051,648	$378,252	$0	$212,429,900
Liabilities
Futures contracts	$45,744	$0	$0	$45,744
Total liabilities	$45,744	$0	$0	$45,744
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2021, $1,040,381 was segregated as cash collateral for these open futures contracts.
For the three months ended May 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

32  |  Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio